Financial risk management - Carrying value and the fair value of financial instruments measured at amortized cost (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Securities at amortized cost:
Other financial assets		₩ 43,323,340	₩ 23,116,960
Deposit liabilities
Deposit liabilities		447,648,971	422,781,045
Borrowing debts:
Borrowings		55,394,834	49,920,373
Debts:
Investment contract liabilities		1,536,393	1,165,022
Other financial liabilities		57,890,911	39,472,400
Financial liabilities at amortized cost, Total	[1]	1,536,393	1,165,022
Fair value
Assets:
Deposits at amortized cost		36,793,298	38,159,135
Loans at amortized cost:
Loans at amortized cost		466,291,620	452,724,752
Securities at amortized cost:
Government bonds		22,300,505	21,625,666
Financial institution bonds		1,851,292	3,828,599
Corporation bonds		7,239,123	7,694,086
Securities at amortized cost		31,390,920	33,148,351
Other financial assets		43,674,984	23,469,322
Financial assets at amortized cost, Total		578,150,822	547,501,560
Deposit liabilities
Demand deposits		172,840,773	160,031,759
Time deposits		238,238,605	236,878,216
Certificate of deposit		16,970,158	10,481,318
Issued bill deposit		8,920,096	7,624,245
CMA Deposits		4,889,093	4,451,561
Others		5,668,466	3,735,726
Deposit liabilities		447,527,191	423,202,825
Borrowing debts:
Call-money		1,437,100	1,197,823
Bills sold		11,846	8,831
Bonds sold under repurchase agreements		14,988,698	11,542,956
Borrowings		38,924,550	37,236,104
Borrowings debts		55,362,194	49,985,714
Debts:
Borrowings in won		74,697,509	75,610,971
Borrowings in foreign currency		18,273,309	18,759,433
Debt		92,970,818	94,370,404
Investment contract liabilities		1,536,393	1,165,022
Other financial liabilities		57,832,606	39,429,575
Financial liabilities at amortized cost, Total		655,229,202	608,153,540
Carrying value
Assets:
Deposits at amortized cost		36,859,627	38,228,750
Loans at amortized cost:
Loans at amortized cost		464,773,880	449,295,238
Securities at amortized cost:
Government bonds		22,779,176	21,808,057
Financial institution bonds		1,837,790	3,787,661
Corporation bonds		7,327,402	7,720,281
Securities at amortized cost		31,944,368	33,315,999
Other financial assets		43,323,340	23,116,960
Financial assets at amortized cost, Total		576,901,215	543,956,947
Deposit liabilities
Demand deposits		172,840,773	160,031,759
Time deposits		238,328,250	236,527,490
Certificate of deposit		17,001,339	10,409,701
Issued bill deposit		8,921,064	7,624,787
CMA Deposits		4,889,093	4,451,561
Others		5,668,452	3,735,747
Deposit liabilities		447,648,971	422,781,045
Borrowing debts:
Call-money		1,437,100	1,197,823
Bills sold		11,887	8,872
Bonds sold under repurchase agreements		14,988,698	11,542,956
Borrowings		38,957,149	37,170,722
Borrowings debts		55,394,834	49,920,373
Debts:
Borrowings in won		74,937,216	75,106,885
Borrowings in foreign currency		18,054,206	18,658,969
Debt		92,991,422	93,765,854
Investment contract liabilities		1,536,393	1,165,022
Other financial liabilities		57,890,911	39,472,400
Financial liabilities at amortized cost, Total		655,462,531	607,104,694
Level 1
Assets:
Deposits at amortized cost		269,329	537,760
Securities at amortized cost:
Government bonds		10,815,330	11,292,066
Financial institution bonds		80,367	331,421
Securities at amortized cost		10,895,697	11,623,487
Financial assets at amortized cost, Total		11,165,026	12,161,247
Level 2
Assets:
Deposits at amortized cost		36,523,969	37,621,375
Loans at amortized cost:
Loans at amortized cost		700,039	965,455
Securities at amortized cost:
Government bonds		11,485,175	10,333,600
Financial institution bonds		1,770,925	3,497,178
Corporation bonds		7,239,123	7,694,086
Securities at amortized cost		20,495,223	21,524,864
Other financial assets		29,465,771	13,474,763
Financial assets at amortized cost, Total		87,185,002	73,586,457
Deposit liabilities
Demand deposits		172,840,773	160,031,759
CMA Deposits		4,889,093	4,451,561
Others		5,625,593	3,694,921
Deposit liabilities		183,355,459	168,178,241
Borrowing debts:
Call-money		1,437,100	1,197,823
Borrowings		108,795	19,922
Borrowings debts		1,545,895	1,217,745
Debts:
Borrowings in won		40,127,224	43,460,315
Borrowings in foreign currency		12,618,554	12,899,498
Debt		52,745,778	56,359,813
Other financial liabilities		22,535,595	10,428,026
Financial liabilities at amortized cost, Total		260,182,727	236,183,825
Level 3
Loans at amortized cost:
Loans at amortized cost		465,591,581	451,759,297
Securities at amortized cost:
Other financial assets		14,209,213	9,994,559
Financial assets at amortized cost, Total		479,800,794	461,753,856
Deposit liabilities
Time deposits		238,238,605	236,878,216
Certificate of deposit		16,970,158	10,481,318
Issued bill deposit		8,920,096	7,624,245
Others		42,873	40,805
Deposit liabilities		264,171,732	255,024,584
Borrowing debts:
Bills sold		11,846	8,831
Bonds sold under repurchase agreements		14,988,698	11,542,956
Borrowings		38,815,755	37,216,182
Borrowings debts		53,816,299	48,767,969
Debts:
Borrowings in won		34,570,285	32,150,656
Borrowings in foreign currency		5,654,755	5,859,935
Debt		40,225,040	38,010,591
Investment contract liabilities		1,536,393	1,165,022
Other financial liabilities		35,297,011	29,001,549
Financial liabilities at amortized cost, Total		₩ 395,046,475	₩ 371,969,715

[1]	This is retirement pension policyholder reserve.